SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ X /

Pre-Effective Amendment No.

___

/  /

Post-Effective Amendment No.

___

/  /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

/ X /

OF 1940

Amendment No.

___

/  /

(Check appropriate box or boxes.)

Adirondack Funds - File Nos. 333-[     ] and 811-[      ]

(Exact Name of Registrant as Specified in Charter)

26 Vly Road, Albany, NY  12205

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (518) 439-7507

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Approximate Date of Proposed Public Offering:  March 1, 2005

It is proposed that this filing will become effective:

/__/ immediately upon filing pursuant to paragraph (b)

/   / on (date) pursuant to paragraph (b)

/   / 60 days after filing pursuant to paragraph (a)(1)

/   / on (date) pursuant to paragraph (a)(1)

/   / 75 days after filing pursuant to paragraph (a)(2)

/   / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or  dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The Adirondack Small Cap Fund

Advised by Adirondack Research and Management Inc.

26 Vly Road

Albany, NY 12205

The securities described in this prospectus have been registered with the Securities and Exchange Commission (SEC). The SEC, however, has not judged these securities for their investment merit and has not determined the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a criminal offense.

Prospectus dated

_________, 2004

Index:

Introduction

Why you should read this prospectus

3

Who should invest?

3

Fund Details

Investment Objective

4

Investment Strategy

4

Risks

4

Fees & Expenses

5

Performance

6

Investment Advisor

6

Shareholder Information

How to Purchase

 Shares

How Net Asset Value is Computed

Minimum Investment

How to Redeem Shares

Tax-deferred retirement plans

Dividends and Distributions

Taxes

Market Timing

Privacy Policy

Where to Obtain More Information

Back Cover

Introduction

Why you should read this Prospectus

This prospectus offers shares of The Adirondack Small Cap Fund; an open-end, diversified investment company that was organized on _______ 2004. The investment objective of the Fund is long-term capital appreciation.

This Prospectus sets forth information about the Fund that prospective investors should know before investing.  The Prospectus should be read carefully and retained for future reference.

Who should invest?

Long–Term Investors.

This fund is intended to be a long-term investment vehicle and is not designed to provide investors a way to speculate on short-term stock market movements.

Diversified Investors.

Investors should maintain diversified holdings of securities and not consider this fund as their sole source of equity exposure.

Risk Tolerant Investors.

This Fund will be comprised mostly of investments in smaller publicly traded companies with market capitalizations less than $3 billion. Smaller companies are often characterized by modest trading volume, earnings volatility and limited research coverage. As such, the share prices of these securities may vary significantly from day-to-day. Investors should be prepared for such unpredictability, as this fund will likely be more volatile than those funds that invest in securities of larger issuers.

Fund Details

Investment Objective

The primary objective of the Fund is long-term capital appreciation.

Investment Strategy

The Fund seeks to achieve its objective by investing in a diversified portfolio of undervalued equity securities as determined by the Fund’s investment advisor.  Under normal circumstances, at least 80% of the Fund’s total assets will be invested in equity securities of small capitalization companies (less than $3 billion).  The Fund may also invest in money-market securities during periods in which suitable undervalued equity securities are not available.

The advisor employs a contrarian selection strategy, which primarily focuses on out of favor securities. Market expectations for such companies are low, resulting in attractive valuations in certain cases. The advisor analyzes the collection of out-of-favor stocks and selects those the advisor believes are in the best position to address company and/or industry specific issues and regain investor support.

To find such stocks, the advisor uses screens that include key valuation metrics such as price-to-book value, price-to-cash flow, price-to revenue and price-to-earnings. Securities identified by screens must meet the criteria outlined below, and then undergo a more comprehensive review, which includes a detailed assessment of the company’s management, strategy, financial statements and competition.

The advisor purchases a position for the Fund after extensive due diligence results in a belief that the company will significantly improve operating results within two or three years.

Monitoring existing positions, regularly assessing industry risks and adjusting the portfolio accordingly are also integral components of the investment approach. The advisor believes a well conceived exit strategy is an essential part of the risk management process. The advisor establishes price targets before securities are purchased and revaluates these price targets quarterly, or more frequently if conditions warrant. When price targets are reached the position is sold. In addition, the advisor will reduce positions that exceed 5% of the portfolio and sell those securities when the original investment thesis is no longer valid due to either company specific or industry issues.

Risks

Risks associated with common stocks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.  Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its product or services.  Common stocks may decline over short or even extended periods of time.

It is possible therefore, to lose money on an investment in the Fund despite an extended holding period.

Investments in smaller companies involve greater risk then customarily associated with larger and more established companies.  The earnings and prospects of these companies are more volatile than larger companies.  Smaller companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller companies may have limited markets, product lines or financial resources and may lack management experience.  A mutual fund investing principally in small-cap stocks might at times under-perform other mutual funds that invest more broadly or that have different investment styles.

The Fund is a new fund with no performance history. While the portfolio manager has extensive experience in the field of finance, he has never managed a mutual fund.

Fees and Expenses

The following table estimates the fees and expenses that you will pay if you purchase shares of The Adirondack Small-Cap Select Fund.

Shareholder Fees (Paid directly from your investment):

   Maximum Sales Charge (Load) imposed on Purchases:

None

   Maximum Deferred Sales Charge (Load):

None

   Maximum Sales charge (load) on Reinvested Dividends:

None

   Redemption Fee:

1.00%*

   Exchange Fee:

None

* In order to discourage short-term investors and protect existing shareholders, the Fund will impose a 1% redemption fee on any shares redeemed within 30 days of purchase. Please see page __ (Market Timing) for details on this policy.

Annual Operating Expenses (expenses deducted from fund assets):

   Management Fees:                                   1.25%

   Distribution (and/or Service) (12b-1) Fees:        None

   Other expenses (1)                                  0.35%

   Total Annual Fund Operating Expenses               1.60%

(1) The Fund pays certain operating expenses directly, including, but not limited to, custodial, audit and legal fees, costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, reports to shareholders, insurance expenses, and costs of registering its shares for sale under federal and state securities laws. The advisor (Adirondack Research & Management Inc.) has contractually agreed to waive its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.60%. This waiver and reimbursement, should it be needed, will remain in place for the first three fiscal years following the Fund’s inception. The advisor’s obligation to reimburse expenses excludes brokerage costs, borrowing costs (such as interest and dividends on securities sold short), taxes, and extraordinary expenses. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations.

Expense Example

The following example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expense ratio remains the same.

1 year

3 years

5 years

10 years

$168

$521

$898

$1,958

The example takes into consideration the advisor’s commitment to waive receipt of fees and/or reimburse certain expenses of the Fund for the first three fiscal years.   If the expense limitation arrangement continues after the three year period, your cost for the five and ten year periods would be lower.

Performance

No performance information for the Fund is being presented because, as of the date of this prospectus, the Fund does not have returns for a full calendar year.

Additional Investment Strategies and Risk Considerations

The objective of the Fund is long-term capital appreciation.  The Board of Trustees may change the objective without shareholder approval.  The Board does not anticipate making any change to the Fund's objective.

From time to time, the Fund may take temporary defensive positions, which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, including money market funds or repurchase agreements.  If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees.  As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.  The Fund may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

A description of the Fund’s policies regarding disclosure of the securities in the Fund’s portfolio is found in the Statement of Additional Information.

Investment Advisor

The investment advisor of the Fund is Adirondack Research & Management Inc. (ARMI) a New York corporation located at 26 Vly Road Albany, New York.  Mr. Gregory A. Roeder is the principal and 100% owner of ARMI and has been primarily responsible for the day-to-day management of the Fund’s portfolio since its inception. Mr. Roeder has been engaged for the past seventeen years in various capacities within the financial services industry. The majority of that time was spent with KeyCorp, a regional financial services company based in Cleveland, Ohio. Past responsibilities included Portfolio Management, Equity Research, Credit Analysis, Loan Restructurings, Auditing and Commercial Lending. More recently, Mr. Roeder was employed at CL King & Associates as a Sell-Side Analyst from 1997 to 2000 and Eddy & Wakefield as a Portfolio Manager/Analyst from 2000 to 2003. In 2003 Mr. Roeder formed ARMI, a registered investment advisor. Mr. Roeder has a Masters in Finance from Hofstra University and is a Chartered Financial Analyst (CFA®) Charterholder.

The Fund’s Statement of Additional Information provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

ARMI serves as advisor to the Fund pursuant to management and advisory agreement with ARMI that is renewable, after the first two years) on an annual basis by a unanimous vote of the funds “outside” trustees.  Under the terms of this agreement, the ARMI is responsible for formulating the Fund's investment policies, making ongoing investment decisions and engaging in portfolio transactions. AMRI provides office space, services and equipment and supervises all matters relating to the Fund's operations. For its services, AMRI receives an advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund.

ARMI may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Shareholder Information

How to Purchase Shares

You may purchase shares directly from the Fund by sending a completed application and a check in the amount of your investment to the addresses below.  Your check should be made payable to the “Adirondack Small-Cap  Fund.”  Cash, third-party checks and traveler’s checks are not accepted.  Eligible purchases must meet applicable minimum investment requirements.   All investments must be in U.S. dollars, and the checks must be drawn on a U.S. bank.  All purchases of Fund shares will be made at the next calculated net asset value (NAV) after a completed order is received. The Fund does not issue share certificates. You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

Regular Mail:

Adirondack Small Cap Fund

8869 Brecksville Road Suite C

Brecksville, Ohio 44141

By Wire Transfer:

U.S. Bank, N.A.

ABA #0420-0001-3

Attn: Adirondack Small Cap Fund

Account Name _________________(write in shareholder name)

For the Account # _______________(write in account number)

D.D.A.#[_________________]

You may purchase shares directly through the Fund’s Transfer Agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares.  If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application).  To request an application, call toll-free 1-800-_________.

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. Your financial institution is responsible for transmitting your order in a timely manner.

A $__ fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons.  If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase.  If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase.  The Fund (or Fund agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price.  Any profit on such cancellation will accrue to the Fund.  Your investment in the Fund should be intended to serve as a long-term investment vehicle.  The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market.  The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading.  The Fund also reserves the right to stop offering shares at any time.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for identifying documents, and may take additional steps to verify your identity.  We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

How Net Asset Value is Determined

The value of a single share of the Fund is known as its "net asset value" per share or "NAV." The Fund's NAV per share is normally calculated as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).

The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding.

The Fund's securities are valued primarily on the basis of market quotations. In the rare instance that a market quotation is not readily available or does not reflect fair value, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value according to procedures approved by the Fund’s Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the advisor may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Minimum Investment

The minimum initial investment is $3,000 and subsequent investments must total at least $50. The minimum initial investment requirement for qualified tax sheltered retirement plans is $1,000 with no minimum for subsequent investments.  See "How to Purchase Shares."  The Fund reserves the right to change these minimums at anytime.

How to Redeem Shares

You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund at ___________[insert address].  The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records.

You may redeem any part of your account in the Fund by calling the Fund’s transfer agent at (888) ____________.  [You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option.]  The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

A signature guarantee of each owner is required to redeem shares in the following situations:

•

if you change ownership on your account,

•

if you request the redemption proceeds to be sent to a different address than that registered on the account,

•

if the proceeds are to be made payable to someone other than the account’s owner(s),

•

if a change of address request has been received by the Transfer Agent within the last 15 days, or

•

if you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees are available form most banks, broker-dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an acceptable guarantor.

Redemption requests may direct the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. There is currently a [$15] charge for processing wire redemptions. All charges will be deducted from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account address.

You may also redeem shares by placing a wire redemption through a securities broker or dealer. Broker-dealers may impose a fee on the shareholder for this service.  It is the responsibility of broker-dealers to properly transmit wire redemption orders.

You will receive the net asset value per share next determined after receipt by the Fund of your redemption request in the form described above. Payment is made within seven business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

At the discretion of the Fund, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.  The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1000 (based on actual amounts invested, unaffected by market fluctuations), or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund intention to close your account, you will be given 60-days to increase the value of your account to the minimum amount.

The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than seven business days under unusual circumstances as determined by the Securities and Exchange Commission. The Fund reserves the right to close an account if the shareholder is deemed to engage in activities that are illegal or otherwise believed to be detrimental to the Fund.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Tax-deferred retirement plans

The Fund's Individual Retirement Account ("IRA") application and additional forms required may be obtained by contacting the Fund at   (XXX)XXX-XXXX. For IRA's, the initial minimum is $1,000 with no minimum for subsequent contributions. The account will be maintained by the custodian, which currently charges an annual maintenance fee of $XX, which is subject to change.

Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans.  However, the Fund does not currently act as a sponsor or administrator for such plans. Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plan.

Dividends and distributions

The Fund expects that distributions to shareholders will consist primarily of capital gains, and that it will distribute substantially all of its net investment income and net realized gains, if any, annually.  Dividends and distributions are automatically reinvested in additional shares of the Fund (the Share Option) unless cash payments are specified on your application or are otherwise requested by written instructions to the Fund.

If you elect to receive dividends in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain un-cashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

Taxes

The following discussion relates solely to the federal income tax treatment of dividends and distributions by the Fund.  Investors should consult a tax advisor for the application of tax laws to their particular situations.

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Code by annually distributing substantially all of its net investment company taxable income and net capital gains in dividends to its shareholders and by satisfying certain other requirements. By so qualifying, the Fund will not be subject to federal income tax or excise tax based on net income on that part of its investment company taxable income and net realized short-term and long-term capital gains which it distributes to its shareholders in accordance with the Code's requirements.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax.  Dividends from net investment income and distributions from any excess of net realized short-term capital gains over net realized capital losses are currently taxable to shareholders as ordinary income.

Distributions of net capital gains by the Fund to its shareholders are taxable to the recipient shareholders as long-term capital gains, without regard to the length of time a shareholder has held Fund shares.  Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss. To avoid a 31% federal backup withholding tax requirement on dividends, distributions and redemption proceeds, individuals and other non-exempt shareholders must certify their taxpayer identification number to the Fund on the investment application. A shareholder may also be subject to backup withholding if the Internal Revenue Service notifies the Fund that shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.  Amounts withheld by the Fund are applied to the shareholder's federal income tax liability. Foreign shareholders may be subject to federal income tax withholding of up to 30% of dividends, distributions and redemption proceeds from the Fund.

Reports containing appropriate federal income tax information (relating to the tax status of dividends and capital gain distributions by the Fund) will be furnished to each shareholder not later than 30 days following the close of the calendar year during which the payments are made. The above discussion concerning the taxation of dividends and distributions received by shareholders is applicable whether a shareholder receives such payment in cash or reinvests such amount in additional shares of the Fund.

Market Timing

Frequent purchases and redemptions of Fund shares may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Fund has adopted a redemption policy to discourage short-term traders and/ or market timers from investing in the Fund. A 1% fee will be assessed against investment proceeds withdrawn within 30 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. The redemption fee is applied uniformly in all cases.

While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect.  The Funds collect the following nonpublic personal information about you:

•

Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•

Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.  The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Where to Obtain More Information

You will find more information about the Adirondack Small Cap Fund, in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Information contains more detailed information about the Fund.   The SAI is incorporated herein by reference and is considered to be a part of this Prospectus.

Annual and Semi-Annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the period presented.  In addition, market conditions and Fund strategies that affected the Fund's performance are discussed in the annual report.

     To obtain a Copy of One or More of These Documents:

1. Call or write for one, and a copy will be sent without charge.

Adirondack Research and Management Inc.

26 Vly Road

Albany, NY 12205

1-800-xxx-xxxx

You may also call or write the Fund to request other information about the Fund or to make shareholder inquiries. As of the date of this prospectus, the Fund does not have an Internet Web site.

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C.  Call the Securities and Exchange Commission at 1-800-SEC-0330 for room hours and operation.   You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at the E-Mail address publicinfo@sec.gov

SEC file #811-______

ADIRONDACK FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated ____________, 2004

The Adirondack Small Cap Fund

26 Vly Road

ALBANY, NY 12205

(800)xxx-xxxx toll free

This Statement of Additional Information (“SAI”) is not a prospectus.  The SAI is in addition to and serves to expand and supplement the current Prospectus of Adirondack Small Cap Fund (the "Fund") dated __________ 2004.  It should be read in conjunction with the Prospectus, which may be obtained without charge by contacting the Fund at [insert Transfer Agent address] or by calling, (800) XXX-XXXX.

TABLE OF CONTENTS

Ethics

Proxy Voting

Disclosure of Portfolio Holdings

Permitted Investments

Investment Restrictions

Investment Advisor and Other Services

Determination of Share Price

Additional Tax Information

Control Persons and Principal Holders of Securities

Trustees and Officers

Portfolio Transactions and Brokerage

Financial Statements

General Information

The Adirondack Funds (the “Trust”) is an Ohio business trust formed by an Agreement and Declaration of Trust on _________, 2004.  The Trust is an open-end investment company.  The Adirondack Small Cap Fund was organized as a diversified series of the Trust on __________, 2004, and commenced operations on __________, 2005.  The Fund is advised by Adirondack Research & Management Inc. a registered investment advisor (the “Advisor”) owned by the President of the Trust.  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “How Net Asset Value Is Computed” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

Ethics

The Trust and the Advisor have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940.  A copy of the Code of Ethics is available from the Securities & Exchange Commission (the “SEC”).  As a Chartered Financial Analyst, Gregory A. Roeder must also adhere to the Code of Ethic’s as set forth by the CFA Institute.  Copies of both codes are available upon request.

To avoid conflicts of interest, the Advisor restricts its employees from purchasing shares of companies that may potentially be owned by the Fund.  The Fund’s investment strategy permits the purchase of publicly traded securities with market capitalizations under $3 billion dollars.  Employees may purchase shares of the Fund or other small cap funds if they desire exposure to this segment of the market.

Proxy Voting

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures.  In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.  The Advisor has developed a detailed proxy voting policy that has been approved by the Trustees of the Fund.

The Advisor’s policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Advisor’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

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electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

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approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

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providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•

corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•

shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request by calling toll free, 1-800-___-____ or by accessing the SEC's website at www.sec.gov.  In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-800-___-____ and will be sent within three business days of receipt of a request.

Disclosure of Portfolio Holdings

It is a policy of the Fund and a fiduciary duty of the Advisor not to disclose intentions to purchase or sell securities to anyone other than the broker/dealer commissioned to execute the trade.  Furthermore, the Advisor will not disclose details of positions owned by the Fund in an effort to encourage market-timing or otherwise treat shareholders preferentially The Fund is required to include a summary of its portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a complete schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, and Custodian.  Additionally, the Fund may release portfolio holdings to third party rating agents and data reporting platforms on a periodic basis.  The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable) and pricing services.  In addition, the Fund may disclose portfolio holdings to parties to any merger agreement or plan of reorganization and their third party servicing agents, and prospective or newly hired investment advisers or sub-advisers.

Except as described above, the Fund is prohibited from entering into any arrangements to make available portfolio holdings without the specific approval of the Board.  The Advisor must submit any proposed arrangement pursuant to which the advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine that it is in the best interest of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

Permitted Investments

The following further describes certain types of securities in which the Fund may invest:

Equity Securities

Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds.  The Advisor will limit the Fund’s investment in convertible securities to those rated A or better by Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services or, if unrated, of comparable quality in the opinion of the Advisor.

Some securities purchased by the Fund may be issued by companies located outside of the United States.  These companies file regular reports with the SEC and issue dollar denominated shares in the form of American Depository Receipts (ADRs).  While ADRs trade in U.S. dollars, ADRs are subject to risks similar to those associated with direct investment in foreign securities.  For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.  Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility.  In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.  The Fund will limit exposure to foreign issuers to 15% of fund assets.

Fixed Income Securities

As described in the prospectus, the Fund may invest in fixed income securities primarily as defensive measure during periods when the advisor is unable find stocks that meet its strict valuation criteria.  These include, but are not limited to, U.S. government securities and corporate debt securities.  U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  For example, U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation (FHLMC), are supported only by the credit of the issuing agency, and not by the U.S. government.  Securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality’s right to borrow money from the U.S. Treasury under certain circumstances.  However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.  If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price could fall.  Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody’s, or if unrated, determined by the Advisor to be of comparable quality.  Investment grade dept securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

Illiquid Securities or Restricted Securities

The Fund may invest up to 15% of its net assets in securities that are considered illiquid.  Illiquid securities may trade at a discount to comparable, more liquid investments and thereby restrict the ability of the Fund to dispose of its investments for a fair price in a timely fashion.  A stock will be deemed illiquid if the Fund cannot exit the entire position within seven trading days without materially impacting the stock price.  Illiquid securities pose more risk to Fund shareholders and therefore must be monitored closely by the Advisor.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (REITs).  REITs offer investors greater liquidity and diversification than direct ownership of properties.  A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate.  Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income.  Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value.  Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans.  Hybrid REITs generally invest in both real property and mortgages.  Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements.  Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies.  Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations.  Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified.  These characteristics subject REITs to the risks associated with financing a limited number of projects.  They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.  Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Investment Company Securities

The Fund may invest in securities of other investment companies to the extent prohibited by law.  Like direct investments, shares in other investment companies may go down in value.  They also may not perform in correlation with the Fund’s desired strategy.  By purchasing shares in other investment companies, the Fund pays additional management fees, which is equivalent to hiring another advisor.  In certain cases however, purchasing shares of another investment company is a practical method of obtaining diversification, special expertise and/or efficient execution.

Investment Restrictions

For the benefit of shareholders, the Fund has adopted the following restrictions, which are fundamental policies and cannot be changed without the approval of a majority of the Fund's outstanding voting securities**.

1.  Borrowing Money.  The Fund will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.  Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Fund will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  The Fund will not invest 25% or more of its total assets in a particular industry.  The Fund will not invest 25% or more of its total assets in any investment company that concentrates.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The Fund has adopted the following restrictions, which are non-fundamental policies and can be changed without the approval of shareholders.  The Fund may not:

1.  Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.  Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

4.  Options.  The Fund will not purchase or sell puts, calls, options or straddles.

5.  Illiquid Investments.  The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

6.

Diversification.  The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

**  As used in  this  Statement of  Additional  Information as  to  any  matter requiring  shareholder  approval,   the  phrase  "majority  of  the  outstanding securities" means the vote at a meeting of (i) 67% or more of the shares present or  represented,  if the  holders  of more  than 50% of the  outstanding voting securities are present in person or represented by proxy,  or (ii) more than 50% of the outstanding voting securities, whichever is less.

Investment Advisor and Other Services

Investment Advisor

Adirondack Research & Management Inc. (the "Advisor") [address] acts as the investment advisor to the Fund.  It is responsible for conducting a continuous review of the portfolio to provide recomendations as to when and to what extent securities should be purchased or sold for an annual fee of 1.25%.  The annual fee accrues daily and is deducted from the daily average net assets of the Fund.  [Insert description of Board deliberations in approving contract.]

The Advisor retains the right to use the name “Adirondack” in connection with another investment company or business enterprise with which the Advisor is or may become associated.  The Trust’s right to use the name “Adirondack” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Portfolio Manager

Mr. Gregory Roeder is the portfolio manager responsible for the day-to-day management of the Fund.  As of March 1, 2005, Mr. Roeder managed no other accounts or investment portfolios.  As the owner of the Advisor, Mr. Roeder does not plan on receiving any direct compensation for managing the Fund.  However, he will benefit from the advisory fees paid to the Advisor to the extent the Advisor is profitable.

The following table shows the dollar range of equity securities of the Fund beneficially owned by the portfolio manager in the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Gregory Roeder	$50,001-$100,000

Custodian

_____________________, [address], is custodian of the Fund’s investments.  The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant

______________________________ (“___”), [address], acts as the Fund’s transfer agent and, in such capacity, maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other Fund shareholder service functions.

____ also performs the Fund’s accounting functions and, in such capacity, maintains current books and records of the Fund’s receipts and disbursements, calculates the Fund’s daily net asset value and provides the Fund and its adviser with standard operational reports.  For its services as fund accountant, _____ receives an annual fee from the Fund based upon the average value of the Fund, with a maximum annual fee of $__________.

Accountants

The firm of __________________________, [address], has been selected as independent public accountants for the Trust for the fiscal year ending ____________, 2005.  _______________ performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

Determination of Share Price

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday).  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Additional Tax Information

The Fund intends to qualify as a regulated investment company, or “RIC”, under the Internal Revenue Code of 1986, as amended (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes.  If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends-received deduction for corporations.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.  Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Control Persons and Principal Holders of Securities

Gregory A. Roeder is the President and a Trustee of the Trust and portfolio manager/owner of the Advisor.  As of the date of this SAI, Mr. Roeder owned 100% of the outstanding shares issued by the Fund.  As a result, Mr. Roeder could control the outcome of any proposal submitted to shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.  As new investors join the Fund his ownership percentage shall decline proportionately.  Mr. Roeder may be reached at the Fund's address.

Trustees and Officers

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of ____________, 2005, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Gregory A. Roeder [address] Year of Birth: ____	President since ________, 2005; Trustee since __________, 2004
[Name] [address] Year of Birth: ____	Secretary, Treasurer and Chief Financial Officer since __________, 2005
[Name] [address] Year of Birth: ____	Chief Compliance Officer since __________, 2005

1 Mr. Roeder is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund’s adviser.

The Trust’s audit committee consists of __________________, __________________, and __________________.  The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees.

The following table describes the estimated compensation to be paid to the Trustees of the Trust for the first fiscal year.

NAME	TOTAL COMPENSATION FROM TRUST
Gregory A. Roeder	$0
$400
$400
$400

The Fund does not intend to pay any retainer fees to its officers for their services as such.  The directors who are not affiliated with the Investment Advisor will be paid a fee of $100 for each meeting of the Board of Directors that they attend, in addition to reimbursing all directors for travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  Directors do not receive pension or retirement benefits.

Portfolio Transactions and Brokerage

Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  The Advisor may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.  Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available.  Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction.  If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

Financial Statements

[To be Supplied by Amendment.]

Adirondack Funds

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.  Registrant’s Agreement and Declaration of Trust is filed herewith.

(b)  By-laws.  Registrant’s By-laws are filed herewith.

(c)  Instruments Defining Rights of Security Holders.  None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)  Investment Advisory Contracts.  To be supplied.

(e)  Underwriting Contracts.  To be supplied.

(f)  Bonus or Profit Sharing Contracts.  None.

(g)  Custodian Agreements.  To be supplied.

(h)  Other Material Contracts.  None.

(i)  Legal Opinion.  Opinion and Consent of Thompson Hine LLP to be supplied.

(j)  Other Opinions.  Consent of Accountants to be supplied.

(k)  Omitted Financial Statements.  None.

(l)  Initial Capital Agreements.  To be supplied.

(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.

(p)  Codes of Ethics. To be supplied.

(q)  Powers of Attorney. To be supplied.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

(a)   Article VI of the Registrant’s Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.6  Indemnification Not Exclusive, etc.  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled.  As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators.  Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy.  The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a)  Adirondack Research and Management, Inc. (“Adviser”), 26 Vly Road, Albany, NY  12205, adviser to Adirondack Funds, is in the process of registering as a registered investment adviser.

(i)  Adviser has engaged in no other business during the past two fiscal years.

(ii)  Gregory A. Roeder is the sole officer and director of Adirondack Research and Management, Inc.

Item 27.  Principal Underwriters

None.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 26 Vly Road, Albany, NY  12205, and by the Registrant’s transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, State of New York on the 21st day of December, 2004.

ADIRONDACK FUNDS

By: /s/ Gregory A. Roeder

Gregory A. Roeder

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 21 day of December, 2004.

By: /s/ Gregory A. Roeder

Gregory A. Roeder

President and Trustee

EXHIBIT INDEX

1.

Declaration of Trust..........................................................................................EX-99.23.a

2.

By-Laws

EX-99.23.b